UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

________________

FORM 12b-25

________________

NOTIFICATION OF LATE FILING

Commission File Number ___ 52649_____

(Check One):

☐  Form 10-K      ☐ Form 20-F     ☐  Form 11-K     ☒  Form 10-Q

☐  Form 10-D

      ☐ Form N-SAR        ☐ Form N-CSR

For Period Ended: June 30, 2009

☐   Transition Report on Form 10-K

☐   Transition Report on Form 20-F

☐   Transition Report on Form 11-K

☐   Transition Report on Form 10-Q

☐   Transition Report on Form N-SAR

For the Transition Period Ended:

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

PART I

REGISTRANT INFORMATION

BSN SYSTEMS, INC.
Full Name of Registrant
DKR HOLDINGS, INC.
Former Name if Applicable
620 Newport Center Drive, Suite 1100
Address of Principal Executive Office (Street and Number)
Newport Beach, CA 92660
City, State and Zip Code

PART II

RULE 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

(a)

The reasons described in reasonable detail in Part III of this form could not be eliminated  without  unreasonable  effort or expense;

☒  (b) The subject  annual  report,  semi-annual  report,  transition report on Form 10-K,  Form 20-F,  Form 11-K or Form N-SAR,  or portion  thereof will be filed on or before the 15th  calendar day  following  the   prescribed  due  date;  or  the  subject quarterly report or transition report on Form 10-Q, or portion thereof  will be filed on or  before  the fifth  calendar  day following the prescribed due date; and

(c)

The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III

NARRATIVE

State below in reasonable detail why the Form 10-K, 11-K, 20-F 10-Q, N-SAR or the  transition  report  portion  thereof  could  not  be  filed  within  the prescribed time period. (Attach extra sheets if needed.)

The  Registrant  was  unable to file its  quarterly  report on Form  10-Q for the period  ended June 30, 2009 due to a delay in obtaining and compiling information required to be included in the Registrant's Form 10-Q.  In accordance with Rule 12b-25 of the Securities Exchange Act of 1934, the Registrant intends to file its Form 10-Q no later than the fifth calendar day following the prescribed due date.

PART IV

OTHER INFORMATION

(1)   Name  and  telephone  number  of  person  to  contact  in  regard  to this notification

       Gerald Bush                                     949-612-0350

(2)   Have all other periodic  reports required under Section 13 or 15(d) of the Securities  Exchange Act of 1934 or Section 30 of the  Investment  Company Act of 1940 during the preceding 12 months or for such shorter period that the  registrant  was required to file such  report(s)  been filed?  If the answer is no, identify report(s).

                                                                 |_| Yes  |X| No

Quarterly Report on Form 10Q for the period ended March 31, 2009

(3)   Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                                                 |_| Yes  |X| No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

BSN SYSTEMS, INC. has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: August 18, 2009

By: /s/ Gerald Bush_________________

Gerald Bush

Title: Chief Executive Officer, Chief

Financial Officer and Director